PTC 140 Kendrick Street	781-370-5000 (p) 781-370-5735 (f)
Needham, Massachusetts 02494 www.ptc.com

                                         January 28, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Parametric Technology Corporation—Definitive Proxy Materials

Dear Sir or Madam:

Parametric Technology Corporation hereby transmits for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the definitive notice of annual meeting, proxy statement and form of proxy for use in connection with our annual meeting of stockholders scheduled to be held on March 10, 2005.

Also included as APPENDIX B to this filing is a copy of our 2000 Equity Incentive Plan (the “2000 EIP”). The stockholders will be asked to approve amendments to our 2000 EIP, including the authority for an exchange and cancellation of outstanding stock options and transferring 13,000,000 shares from our 1997 Nonstatutory Stock Option Plan (“1997 NSOP”) for issuance under our 2000 EIP. We currently intend to register these shares under the Securities Act of 1933 for issuance under our 2000 EIP as soon as practicable after the amendments to our 2000 EIP Plan are approved by our stockholders at our annual meeting.

If you have any questions or comments concerning these materials, please call me at (781) 370-6328.

Sincerely,

/s/ Aaron C. von Staats
Aaron C. von Staats Senior Vice President, General Counsel & Clerk